Adjustment Of Assets To Fair Value (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment			$ 43	$ 11	$ 7
Impairment of goodwill	91	259	95	259
Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment			7
Impairment of goodwill				28
Powertrain [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment			19	5	4
Powertrain [Member] | Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment			$ 7